Amendments to Previously Filed Financial Statements (Notes)	12 Months Ended
Dec. 31, 2018
Adjustments to Previously Filed Financial Statements [Abstract]
Reclassifications [Text Block]	ADJUSTMENTS TO PREVIOUSLY FILED FINANCIAL STATEMENTS

In November 2019, the accompanying financial statements were updated to reflect for all periods presented the results of operations of nine properties totaling 851,000 square feet with a net book value of $233.0 million in the Company’s Philadelphia reportable segment, two properties totaling 99,000 square feet with a net book value of $24.5 million in the Company’s United Kingdom reportable segment and one property totaling 345,000 square feet with a net book value of $24.2 million in the Company’s Chicago/Minneapolis reportable segment as discontinued operations that were sold during the nine months ended September 30, 2019 or were considered held for sale as of that date.

These adjustments impacted the consolidated balance sheets, the consolidated statements of operations, the income per common share disclosures in Note 3, the income per common unit disclosures in Note 4, the operating real estate and segment disclosures in Note 6, the deferred leasing costs in Note 8, the development in progress disclosure in Note 16, the quarterly results of operations in Note 17 (unaudited), the segment disclosures in Note 18, the discontinued operations and asset held for sale disclosures in Note 19 and the supplemental disclosures to the consolidated statement of cash flows in Note 21.

The impact of these changes was to decrease income from continuing operations and increase income from discontinued operations by $17.3 million, $13.1 million and $9.6 million for the years ended December 31, 2018, 2017 and 2016, respectively, compared to the previously filed financial statements.

Also in November 2019, the accompanying financial statements were updated to reflect the Company’s realignment of its reportable segments and calculation of segment-level net operating income during the nine months ended September 30, 2019. These changes impacted the description of sold and acquired real estate in Note 6, the segment disclosures in Note 18, and the discontinued operations and asset impairment disclosures in Note 19.

In addition to these changes, Note 22 has also been updated for subsequent events not previously reported.